RELATED PARTY TRANSACTIONS (Details) - Northern Genesis Acquisition Corp. II - USD ($)					3 Months Ended	9 Months Ended
	Aug. 12, 2021	Jan. 15, 2021	Jan. 12, 2021	Oct. 02, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 25, 2020
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					$ 10.00	$ 11.50
Office rent per month			$ 10,000
Amount held outside trust account		$ 1,080,000
Aggregate principal amount							$ 150,000
Borrowings outstanding					$ 117,917
Working capital loans	$ 1,000,000				$ 3,000,000	$ 1,000,000
Warrants price (in Dollars per share)					$ 1.50	$ 1.50
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description						Following the closing of the Initial Public Offering on January 15, 2021, an amount of $414,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.
Working capital loans						$ 3,000,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Office rent per month			$ 10,000
Amount held outside trust account		$ 1,080,000
Subsequent Event [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description		an amount of $414,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the "Trust Account") located in the United States and held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a 7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.
Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Amount of sponsor paid				$ 25,000
Aggregate of purchase shares (in Shares)				8,625,000
Price per share (in Dollars per share)			$ 0.2
Shares subject to forfeiture (in Shares)			1,350,000
Founder Share [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description						The Sponsor will agree, subject to limited exceptions, not to transfer title to any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder Share [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)			$ 0.2
(in Shares)			10,350,000
Shares subject to forfeiture (in Shares)			1,350,000
Founder Share [Member] | Subsequent Event [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description			The Sponsor will agree, subject to limited exceptions, not to transfer title to any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.